CERTIFICATION OF
STRONG INTERNATIONAL INCOME FUNDS, INC.
on behalf of the following series:
Strong Global High-Yield Bond Fund


STRONG INTERNATIONAL INCOME FUNDS, INC. (the "Registrant") does hereby certify as follows:

1.	This Certification is made pursuant to Rule 497(j) of the Securities Act of
1933.

2.	Reference is made to the Strong Global High-Yield Bond Fund's
Prospectus and Statement of Additional Information each dated January 31, 1998 filed by the Registrant pursuant to Post-Effective Amendment No. 8 (File No. 33-74578; 811-8318), which was filed with the Securities and Exchange Commission on January 28, 1998 (the "Post-Effective Amendment").

3.	The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.	The form of Registrant's Prospectus and Statement of Additional
Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.	The text of the Post-Effective Amendment has been filed electronically.

					STRONG INTERNATIONAL INCOME FUNDS, INC.


					/s/ John S. Weitzer
					By:	John S. Weitzer
					Title:	Vice President


Dated:  February 2, 1998